Schedule for Principal Reasons for Difference in Effective and Statutory Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	35.00%	35.00%	35.00%
State and local income tax rate, net of federal tax benefits	2.20%	2.10%	2.70%
Affordable housing credit	(0.70%)	(0.50%)	(1.00%)
Employee benefits including ESOP dividend	(0.50%)	(0.40%)	(0.70%)
Noncontrolling interests	(0.60%)	(0.50%)	(5.00%)
Non-deductible goodwill	2.20%
Other, net	(2.40%)	(0.80%)	(3.40%)
Effective income tax rate	35.20%	34.90%	21.70%
Vodafone Omnitel N.V.
Income Tax Rate Reconciliation [Line Items]
Disposition of Omnitel Interest			(5.90%)